CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,048,767	$ 2,871,438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,724,050	1,159,746
FHLB Stock dividends	(3,300)	(3,700)
Provision for loan losses	1,228,016	1,468,359
Impairment loss on securities	0	4,278
Loss (Gain) on sale/call of securities	0	318
Deferred income taxes	(136,348)	163,746
Restricted stock expense	263,216	119,320
Increase in cash value of life insurance	(170,918)	(186,624)
Amortization and accretion, net	789,999	213,534
Loss on sale/writedown of other real estate	526,957	394,912
Changes in:
Loans held for sale	(2,716,039)	59,215
Interest receivable	(115,611)	(662,192)
Other assets	3,255,806	2,111,333
Interest payable	(95,711)	(176,005)
Other liabilities	1,624,587	(405,181)
Net cash provided by operating activities	10,223,471	7,132,497
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities	(60,102,101)	(162,035,574)
Purchases of other securities	(1,409,300)	(315,000)
Purchases of held-to-maturity securities	(2,489,450)	(6,000,000)
Proceeds from maturities and calls of available-for-sale securities	59,198,136	48,350,275
Proceeds from sales of securities available-for-sale	0	7,144,270
Proceeds from redemption of other securities	620,100	272,400
Increase in loans	(29,994,973)	(13,972,402)
Net additions to premises and equipment	(448,274)	(1,373,857)
Net cash received from acquisition	0	116,143,031
Net cash used in investing activities	(34,625,862)	(11,786,857)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in deposits	23,170,427	(2,270,888)
Proceeds from borrowed funds	133,340,000	31,675,000
Repayment of borrowed funds	(123,601,058)	(34,750,064)
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	0
Net cash provided by (used in) financing activities	32,098,162	(6,141,395)
Net increase (decrease) in cash and cash equivalents	7,695,771	(10,795,755)
Cash and cash equivalents at beginning of year	23,180,953	33,976,708
Cash and cash equivalents at end of year	30,876,724	23,180,953
Cash paid during the year for:
Interest	4,232,327	5,498,702
Income taxes	1,562,850	862,855
Non-cash activities:
Transfers of loans to other real estate	6,198,006	3,128,503
Issuance of restricted stock grants	$ 42,795	$ 33,850